UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December  31
1999

Check here if Amendment [   ]; Amendment Number
This Amendment  (check only one.) [   ]  is a restatement.
                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Teachers Insurance and Annuity Association of America
Address:   730 Third Ave
    New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules , lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:
Name:    Michael T. O Kane
Title:   Senior Managing Director
Phone:   212-916-4345




Signature, Place, and Date of Signing:

Michael T. O Kane  New York, NY   February 15  2000


Report Type(Check only one)
[ ]  13F Holdings Report
[ ]  13F Notice
[ x] 13f Combination Report


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:3
Form 13F Information Table Entry Total:46
Form 13F Information Table Value Total:$441076(thousands)

List of Other Included Managers:
No. 13F File Number          Name
01  28-4800             Teachers Advisors, Inc.
02  28-3194             TIAA-CREF Investment Management LLC
03  28-5057             TIAA-CREF Trust Company

FORM 13-F TABLE
                                       (X1000)
NAME OF ISSUER               TITLE     CUSIP          VALUE
    SHRS/AMT
    SH/PT/CALL     INV DISCRETION      OTHER MGRS          VOTING
AUTH(SOLE)

AAVID THERMAL TECHNOLOGIES   COM  002539104 3377 137500
    SH        DEFINED                            137500
ALEXANDRIA REAL ESTATE       COM  015271109 2049 55600
    SH        DEFINED                            55600
AMB PROPERTIES               COM  00163T109 17500     877700

    SH        DEFINED                            877700
APARTMENT INVESTMENT         COM  03748R101 10750     270000
    SH        DEFINED                            270000
AVALON PROPERTIES, INC       COM  053484101 8220 237400
    SH        DEFINED                            237400
BANCO BILBAO VIZCAYA INTL    PRF  059456202 12625     500000
    SH        DEFINED                            500000
BOSTON PROPERTIES            COM  101121101 11183     359300
    SH        DEFINED                            359300
BRADLEY REAL ESTATE          COM  104580105 1786 102400
    SH        DEFINED                            102400
BRANDYWINE REALTY TR         COM  105368203 2135 130400
    SH        DEFINED                            130400
CABOT INDUSTRIAL TRUST       COM  127072106 1707 92900
    SH        DEFINED                            92900

CBS INC                 COM  12490K107 71411     1116884
    SH        DEFINED                            1116884
CENTERPOINT PPTYS       COM  151895109 8712 240300
    SH        DEFINED                            240300
CHARLES E SMITH RESLT        COM  832197107 5621 158900
    SH        DEFINED                            158900
COLONIAL PROPERTIES          COM  195872106 985  42500
    SH        DEFINED                            42500

CONCURRENT COMPUTER CORP     COM  206710204 28349     1516938
    SH        DEFINED                            1516938
CORNERSTONE PROP.            COM  21922H103 11823     808400

SH       DEFINED                            808400

CORPORATE OFFICE PRO         COM  22002T108 862  113100
    SH        DEFINED                            113100
DUKE REALTY INVTS            COM  264411505 13987     270900

    SH        DEFINED                            270900

EQUITY OFFICE PPTY           COM  294741103 22510914100
    SH        DEFINED                            914100
EQUITY RES PROP TR           COM  29476L107 22996     538700

    SH        DEFINED                            538700

FRIEDMAN'S INC               COM  358438109 3220 429323
    SH        DEFINED                            429323

HIGHWOODS PROPERTIES INC          COM  431284108 100  2362500
    SH        DEFINED                            2362500
HOSPITALITY PROP TR               COM  44106M102 1428 74900
    SH        DEFINED                            74900

STARWOOD FINANCIAL      COM  85569R104 4895   289455
    SH        DEFINED                            289455
SUN COMM  INC           CO   866674104 55     1700
    SH        DEFINED                            1700
MACERICH CO(THE)             COM  554382101 13524 649800
    SH        DEFINED                            649800
MACK-CALI REALTY             COM  554489104 7712 295900
    SH        DEFINED                            295900
MANUFACTURED HOME COMM  564682102 1823 75000
    SH        DEFINED                            75000
NEW PLAN EXCEL               COM  648053106 398  25159
    SH        DEFINED                            25159
PARAMETRIC TECHNOLOGY        COM  699173100 100  3694
    SH        DEFINED                            3694
PROLOGIST TRUST              COM  743410102 4481 225000
    SH        DEFINED                            225000
SL GREEN REALTY CORP    78440X101 844  38800
    SH        DEFINED                            38800
PUBLIC STORAGE, INC               COM  74460D109 9354 412300
    SH        DEFINED                            412300
RECKSON ASSOC REALTY         COM  75621K106 5894  287500
    SH        DEFINED                            287500
ROUSE CO, THE           COM  779273101 76381     3594382
    SH        DEFINED                            3594382
SIMON PROPERTY, GRP          COM  828806109 14471     630900
    SH        DEFINED                            630900
SPIEKER PROPERTIES           COM  848497103 10184     279500

    SH        DEFINED                            279500
STARWOOD HOTELS              COM  85590A203 17383     739700
    SH        DEFINED                            739700
STORAGE USA, INC             COM  861907103 1074 35500
    SH        DEFINED                            35500
TAUBMAN CENTERS, INC         COM  876664103 2154 200400
    SH        DEFINED                            200400
TELLABS, INC                 COM  879664100 1020 15893
    SH        DEFINED                            15893
URBAN SHOPPING CENTER        COM  917060105 5753 212100
    SH        DEFINED                            212100
VICORP RESTAURANTS      COM  925817108 231  14407
    SH        DEFINED                            14407
WHX CORP                COM  929248102 7    782
    SH        DEFINED                            782